Property and Equipment, Net - Schedule of Property and Equipment (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Property and Equipment, Net [Line Items]
Subtotal	$ 241,890	$ 190,179	$ 241,890
Less: asset written off	(186,517)	(146,644)	0
Less: accumulated depreciation	(54,710)	(43,014)	(163,203)
Total	663	521	78,687
Office Equipment [Member]
Property and Equipment, Net [Line Items]
Subtotal	55,373	43,535	55,373
Office Furniture and Fixtures [Member]
Property and Equipment, Net [Line Items]
Subtotal	12,096	9,510	12,096
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Subtotal	94,516	74,311	94,516
Automobiles [Member]
Property and Equipment, Net [Line Items]
Subtotal	$ 79,905	$ 62,823	$ 79,905